SIERRA STRATEGIC INCOME FUND

Class A Shares	SSIZX
Class C Shares	SSICX
Class I Shares	SSIIX
Class R Shares	SSIRX
Class Y Shares	SSIYX

(a series of Northern Lights Fund Trust)

Supplement dated March 29, 2018 to the Prospectus, Summary Prospectus and Statement of Additional Information dated January 29, 2018

______________________________________________________________________

Please be advised that effective April 16, 2018, the name of the Sierra Strategic Income Fund will be changed to Sierra Tactical Core Income Fund. Consequently, all references to Sierra Strategic Income Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Sierra Tactical Core Income Fund.

The investment objective, principal investment strategies and principal investment risks for the Fund have not changed.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), both dated January 29, 2018. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference. The Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling 1-866-RETI-FND.